Stock-Based Compensation - 10K	5 Months Ended
Oct. 15, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The Company’s equity incentive plan, the 2008 Equity Incentive Plan (the “Plan”), provided for the issuance of 2,900,000 common stock shares in the form of an option award or restricted stock award to eligible employees and directors. On October 19, 2023, the Board of Directors approved a new equity incentive plan, the 2023 Stock Option Plan (the “2023 Plan”), which provides for the issuance of 1,500,000 common stock shares in the form of an option award eligible to employees and directors. Under both plans, option awards vest 20% at the end of each year over 5 years and expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no restricted stock awards outstanding as of October 15, 2023.
A summary of equity classified option activity for the twenty-four weeks ended October 15, 2023 is as follows:

Options	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023	2,284,399	$9.84	6.56	$16,628
Granted	619,500	22.77
Exercised	—	—
Expired	(13,000)	3.35
Forfeited or cancelled	(41,047)	14.65
Outstanding at October 15, 2023	2,849,852	$12.61	6.90	$8,250
Exercisable at October 15, 2023	1,299,441	$7.53	4.64
The unrecognized expense related to our stock option plan totaled approximately $5,112 as of October 15, 2023 and will be expensed over a weighted average period of 3.04 years.
Stock-Based Compensation
The Company’s equity incentive plan, the 2008 Equity Incentive Plan (the “Plan”), provided for the issuance of 2,900,000 common stock shares in the form of an option award or restricted stock award to eligible employees and directors. Option awards vest 20% at the end of each year over 5 years. The options expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no restricted stock awards outstanding as of April 30, 2023 and April 24, 2022.
The fair value of option awards is estimated on the date of grant using the Hull White Binomial Lattice option model for options with service and market conditions and a Black-Scholes option valuation model for options with service conditions. Both valuation models utilize assumptions noted in the following table. Since the Company’s stock is not publicly traded, the expected volatility was based on an average of the historical volatility of certain of the Company’s competitors’ stocks over the expected term of the stock-based awards. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions used in the valuation of stock options granted during fiscal years 2023, 2022 and 2021 were as follows:

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Expected volatility	35%-40%	70.00%	72.00%
Expected dividends	—	—	—
Expected term (in years)	N/A	6.5	6.5
Risk-free rate	2.67%-4.10%	2.88%	0.34%
Weighted average grant-date fair value	$1.86	$1.71	$1.39
As of April 30, 2023, under the Plan, 92,430 shares of common stock, were available for future grants. A summary of equity classified option activity under the Plan for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 is presented below:

Options	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)
Outstanding at April 26, 2020	2,225,200	$6.64	7.57
Granted	433,163	8.00
Exercised	(77,000)	2.52
Forfeited or cancelled	(313,769)	7.53
Outstanding at April 25, 2021	2,267,594	$6.88	7.15
Granted	547,000	12.54
Exercised	(10,000)	3.00
Expired	(27,500)	3.00
Forfeited or cancelled	(633,209)	7.30
Outstanding at April 24, 2022	2,143,885	$8.27	6.82
Granted	644,500	15.00
Exercised	(11,708)	5.63
Expired	(40,500)	3.00
Forfeited or cancelled	(451,778)	10.45
Outstanding at April 30, 2023	2,284,399	$9.84	6.56
Exercisable at April 24, 2022	1,037,077	$6.36	5.06
Exercisable at April 30, 2023	1,201,860	$7.07	4.77
The total intrinsic value of options exercised during fiscal year 2023, 2022, and 2021 was $19, $0, and $3, respectively. The unrecognized expense related to our stock option plan totaled approximately $1,483 as of April 30, 2023 and will be expensed over a weighted average period of 2.5 years. For options outstanding and options exercisable at April 30, 2023, the intrinsic value was $16,628 and $12,076, respectively.